Future Minimum rental receivable (Tables)	12 Months Ended
Dec. 31, 2017
ZHEJIANG JIAHUAN
Schedule of future minimum operating leases
	2017	2016
	RMB’000	RMB’000
Within 1 year	859	791
After 1 year but within 5 years	447	-
	1,306	791